Share Based Compensation Expenses (Details) - Schedule of Estimated Fair Value of Each Option Grant - $ / shares	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Share Based Compensation Expenses (Details) - Schedule of Estimated Fair Value of Each Option Grant [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%
Expected term (in years)	10 years	10 years	10 years
Minimum [Member]
Share Based Compensation Expenses (Details) - Schedule of Estimated Fair Value of Each Option Grant [Line Items]
Expected volatility	46.00%	44.04%	44.00%
Risk-free interest rate (per annum)	3.15%	1.48%	0.69%
Fair value of the underlying shares on the date of option grants (US$) (in Dollars per share)	$ 3.8	$ 3.08	$ 0.5
Maximum [Member]
Share Based Compensation Expenses (Details) - Schedule of Estimated Fair Value of Each Option Grant [Line Items]
Expected volatility	48.00%	45.32%	52.18%
Risk-free interest rate (per annum)	3.80%	2.39%	1.69%
Fair value of the underlying shares on the date of option grants (US$) (in Dollars per share)	$ 3.93	$ 3.87	$ 2.8